Allowance For Loan Losses (Schedule of Non-Commercial Loans By Payment Performance) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	$ 3,046,226	$ 2,862,534
Residential real estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,451,462	1,383,133
Home equity
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	141,965	147,036
Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	32,545	36,083
DDA Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	5,071	3,361
Non-commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,631,043	1,569,613
Performing
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,630,939	1,566,220
Performing | Residential real estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,451,389	1,379,797
Performing | Home equity
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	141,934	147,013
Performing | Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	32,545	36,049
Performing | DDA Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	5,071	3,361
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	104	3,393
Non-Performing | Residential real estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	73	3,336
Non-Performing | Home equity
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	31	23
Non-Performing | Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	0	34
Non-Performing | DDA Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	$ 0	$ 0